Revenue information (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Major products/services lines:

	Six Months Ended June 30,
	2024	2025
Sales of goods revenues	235,222	251,942
Automotive computing platform	204,936	215,680
SoC Core Modules	30,066	36,252
Automotive merchandise and other products	220	10
Software license revenues	18,236	26,787
Service revenues	50,064	44,552
Automotive computing Platform – Design and development service	30,810	23,025
Connectivity service	10,811	19,020
Other services	8,443	2,507
Total revenues	303,522	323,281
Timing of revenue recognition:

	Six Months Ended June 30,
	2024	2025
Point in time	292,711	304,261
Over time	10,811	19,020
Total revenues	303,522	323,281

Schedule of contract liabilities
Contract liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Current liabilities - third parties	876	2,361
Current liabilities - related parties	20,493	13,598
Non-current liabilities - third parties	3	—
Non-current liabilities - related parties	5,084	1,322
Contract liabilities, current and non-current	26,456	17,281